SUBSEQUENT EVENTS (Details) $ in Millions			1 Months Ended		12 Months Ended
	Apr. 12, 2017 CNY (¥)	Mar. 28, 2011	Feb. 21, 2017	Feb. 29, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Subsequent Event [Line Items]
Income Tax Holiday Aggregate Dollar Amount								¥ 16,170,000
Sharebased Compensation Arrangement By Sharebased Payment Award Expiration Period		10 years
Shenzhen Qufan [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Income Tax Holiday Aggregate Dollar Amount | ¥	¥ 4,326
American Depository Shares [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount				$ 30.0
Stock Repurchased During Period, Shares | shares				160,200
Stock Repurchased During Period, Value				$ 2.1
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Sharebased Compensation Arrangement By Sharebased Payment Award Expiration Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate			3.00%